Income Taxes (Details)		1 Months Ended	2 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 15, 2020	Jan. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Successor	Successor	Successor	Successor	Successor
Statutory Federal income tax rate	21.00%					21.00%	21.00%
State taxes, net of Federal tax benefit						6.28%
Net loss attributable to NCI/non-taxable partnership structure	(21.00%)					(32.10%)	(21.00%)
Change in fair value of warrant liability						14.69%
Change in fair value of earnout liability						1.05%
Transaction costs						0.67%
Other permanent items						(0.06%)
Tax credits						0.89%
Change in valuation allowance						(12.42%)
Effective Income Tax Rate Reconciliation, Percent, Total						0.00%